Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Argentina: 0.2%
1,298 (1)	MercadoLibre, Inc.	$860,574	0.2

	Australia: 1.2%
45,885	BHP Group PLC	998,760	0.2
16,528	Cochlear Ltd.	2,632,346	0.5
103,680	Seek Ltd.	1,554,406	0.3
125,401	Treasury Wine Estates Ltd.	1,077,135	0.2
		6,262,647	1.2

	Austria: 0.4%
58,048	Andritz AG	2,283,967	0.4

	Belgium: 0.5%
26,356	Solvay S.A.	2,731,554	0.5

	Brazil: 1.6%
101,075	B3 SA - Brasil Bolsa Balcao	1,131,919	0.2
52,180	Banco do Brasil S.A.	588,496	0.1
77,900	BR Malls Participacoes SA	335,967	0.1
72,336	Localiza Rent a Car SA	898,077	0.2
22,900	Lojas Renner SA	308,160	0.1
15,000	Magazine Luiza SA	195,442	0.0
18,500	Notre Dame Intermedica Participacoes SA	300,659	0.1
22,241 (1)	Pagseguro Digital Ltd.	722,610	0.1
105,830	Petrobras Distribuidora SA	712,683	0.1
45,715	Raia Drogasil SA	1,321,408	0.2
117,552	Vale SA ADR	1,378,885	0.3
12,300 (1)	XP, Inc.	493,722	0.1
		8,388,028	1.6

	Canada: 4.1%
40,848	Alimentation Couche-Tard, Inc.	1,365,201	0.3
44,055	Canadian National Railway Co. - CNR	4,116,882	0.8
19,218	Canadian Natural Resources Ltd.	540,497	0.1
29,189	Dollarama, Inc.	994,508	0.2
5,616	Intact Financial Corp.	608,407	0.1
69,108	Magna International, Inc.	3,503,443	0.7
72,000	Methanex Corp.	2,334,532	0.4
20,036	National Bank Of Canada	1,111,715	0.2
50,083	Suncor Energy, Inc.	1,530,798	0.3
24,209	TC Energy Corp.	1,327,525	0.2
10,800	TMX Group Ltd.	999,290	0.2
52,824	Toronto-Dominion Bank	2,919,410	0.6
		21,352,208	4.1

	China: 6.1%
17,389 (1)	58.com, Inc. ADR	967,176	0.2
36,817 (1)	Alibaba Group Holding Ltd. ADR	7,606,024	1.5
14,500	Autobio Diagnostics Co. Ltd.	235,742	0.1
5,159 (1)	Baidu, Inc. ADR	637,446	0.1
101,431	China National Accord Medicines Corp. Ltd. - A Shares	716,561	0.1
11,533,914 (2)	China Tower Corp. Ltd. - H Shares	2,384,168	0.5
157,484	ENN Energy Holdings Ltd.	1,830,737	0.4
62,717	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	652,459	0.1
538,900	Kingdee International Software Group Co., Ltd.	575,467	0.1
10,074 (1)	Luckin Coffee, Inc. ADR	327,304	0.0
11,946 (1)	New Oriental Education & Technology Group, Inc. ADR	1,452,036	0.3
9,900 (1),(2)	Pharmaron Beijing Co. Ltd. - H Shares	63,480	0.0
457,685	Ping An Insurance Group Co. of China Ltd. - H Shares	5,175,438	1.0
19,582 (1)	TAL Education Group ADR	977,142	0.2
99,279	Tencent Holdings Ltd.	4,734,636	0.9
45,002 (1)	Trip.com Group Ltd. ADR	1,445,914	0.3
210,000	Tsingtao Brewery Co., Ltd. - H Shares	1,161,534	0.2
37,358 (2)	WuXi AppTec Co. Ltd. - H Shares	452,493	0.1
		31,395,757	6.1

	Colombia: 0.8%
75,900	BanColombia SA ADR	3,982,473	0.8

	Denmark: 0.7%
15,853	Carlsberg A/S	2,315,074	0.4
11,549	DSV PANALPINA A/S	1,253,861	0.2
2,876 (2)	Orsted A/S	312,605	0.1
		3,881,540	0.7

	Finland: 1.5%
80,628	Kone OYJ	5,209,652	1.0
14,071	Neste OYJ	559,925	0.1
118,306	Nordea Bank Abp	933,241	0.2
23,873	Sampo OYJ	1,080,666	0.2
		7,783,484	1.5

	France: 8.7%
9,604	Air Liquide SA	1,388,643	0.3
128,699	AXA S.A.	3,422,321	0.7
14,140	BNP Paribas	750,377	0.1
12,097	Capgemini SE	1,502,340	0.3
26,898	Cie Generale des Etablissements Michelin SCA	3,120,804	0.6
292,405	Engie SA	5,033,278	1.0
56,734	Imerys SA	2,449,149	0.5
39,526	IPSOS	1,280,650	0.2
1,099	Kering SA	671,514	0.1
37,452	Legrand S.A.	2,996,608	0.6
1,187	LVMH Moet Hennessy Louis Vuitton SE	516,907	0.1
65,052	Publicis Groupe	2,883,710	0.6

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: (continued)
29,106	Safran S.A.	$4,692,984	0.9
22,105	Sanofi	2,131,778	0.4
14,977	Total SA	729,243	0.1
17,038 (1)	UbiSoft Entertainment	1,292,193	0.2
63,700	Vinci SA	7,057,290	1.4
61,850	Vivendi SA	1,691,558	0.3
20,071 (1),(2)	Worldline SA/France	1,414,325	0.3
		45,025,672	8.7

	Germany: 7.1%
11,686	Adidas AG	3,694,124	0.7
6,205	Allianz SE	1,481,409	0.3
42,640	BASF SE	2,878,069	0.5
17,616	Bechtle AG	2,541,795	0.5
179,774	Deutsche Telekom AG	2,911,593	0.6
10,527	Fresenius SE & Co. KGaA	537,514	0.1
10,668	Fresenius Medical Care AG & Co. KGaA	820,212	0.2
21,812	Hannover Rueck SE	4,235,172	0.8
148,561	Infineon Technologies AG	3,191,539	0.6
52,445	LANXESS AG	3,145,303	0.6
10,649	Muenchener Rueckversicherungs-Gesellschaft AG	3,139,765	0.6
15,731	Nemetschek SE	1,067,066	0.2
19,548	SAP SE	2,545,769	0.5
27,860	Vonovia SE	1,590,147	0.3
62,271 (1),(2)	Zalando SE	2,981,540	0.6
		36,761,017	7.1

	Hong Kong: 1.9%
654,025	AIA Group Ltd.	6,480,700	1.2
161,200 (1),(2)	ESR Cayman Ltd.	398,506	0.1
300	Jardine Matheson Holdings Ltd.	16,723	0.0
52,600	Jardine Strategic Holdings Ltd.	1,609,573	0.3
177,000	Techtronic Industries Co., Ltd.	1,412,300	0.3
		9,917,802	1.9

	India: 1.1%
67,623	HDFC Bank Ltd.	1,158,326	0.2
278,152	Infosys Ltd. ADR	3,048,546	0.6
123,765	Mahindra & Mahindra Ltd. - SPON GDR	983,932	0.2
22,209 (1)	MakeMyTrip Ltd.	510,807	0.1
		5,701,611	1.1

	Indonesia: 0.1%
705,000	Bank Mandiri Persero TBK PT	385,491	0.1

	Ireland: 1.6%
893,628	Greencore Group PLC	2,890,794	0.6
33,872	Kingspan Group Plc	2,090,540	0.4
21,690	Medtronic PLC	2,503,894	0.5
9,948 (1)	Ryanair Holdings PLC ADR	861,596	0.1
		8,346,824	1.6

	Israel: 0.3%
147,640	Bank Leumi Le-Israel BM	1,061,521	0.2
56,214 (1)	Teva Pharmaceutical Industries Ltd. ADR	584,626	0.1
		1,646,147	0.3

	Italy: 0.8%
161,431	Enel S.p.A.	1,407,089	0.3
7,266	Ferrari NV	1,226,154	0.2
64,397 (2)	Pirelli & C SpA	311,883	0.1
91,842	UniCredit SpA	1,226,766	0.2
		4,171,892	0.8

	Japan: 15.1%
89,300	Asahi Group Holdings, Ltd.	4,139,772	0.8
173,000	Daicel Corp.	1,637,669	0.3
12,540	Daikin Industries Ltd.	1,766,978	0.3
43,596	Daiwa House Industry Co., Ltd.	1,372,507	0.3
33,600	Denso Corp.	1,378,345	0.3
37,700	Pan Pacific International Holdings Corp.	608,356	0.1
9,600	Eisai Co., Ltd.	723,472	0.1
8,839	Fanuc Ltd.	1,609,847	0.3
1,300	Fast Retailing Co., Ltd.	699,239	0.1
39,800	Hitachi Ltd.	1,515,883	0.3
51,000	Kakaku.com, Inc.	1,332,345	0.3
206,600	Kansai Electric Power Co., Inc.	2,318,636	0.4
38,920	Kao Corp.	3,104,150	0.6
108,300	KDDI Corp.	3,272,726	0.6
10,182	Keyence Corp.	3,422,751	0.7
27,000	Makita Corp.	1,032,738	0.2
80,509	Mitsui Fudosan Co., Ltd.	2,132,322	0.4
74,600	MS&AD Insurance Group Holdings, Inc.	2,477,667	0.5
34,700	Murata Manufacturing Co., Ltd.	1,964,534	0.4
130,280 (1)	Nexon Co. Ltd.	1,764,373	0.3
13,400	Nidec Corp.	1,685,328	0.3
3,700	Nintendo Co., Ltd.	1,361,066	0.3
157,100	Olympus Corp.	2,538,304	0.5
9,600	Oriental Land Co., Ltd.	1,250,256	0.2
31,100	Pigeon Corp.	1,097,585	0.2
39,705	Recruit Holdings Co. Ltd.	1,547,554	0.3
12,000	Shimano, Inc.	1,839,930	0.4
10,300	Shin-Etsu Chemical Co., Ltd.	1,177,947	0.2
73,268	Shiseido Co., Ltd.	4,717,039	0.9
6,900	SMC Corp.	2,978,519	0.6
89,200	SoftBank Group Corp.	3,601,411	0.7
61,220	Sony Financial Holdings, Inc.	1,409,540	0.3
14,300	Sugi Holdings Co., Ltd.	716,460	0.1
69,880	Sumitomo Mitsui Financial Group, Inc.	2,456,940	0.5
79,900	Sumitomo Mitsui Trust Holdings, Inc.	2,945,907	0.6
54,700	Suzuki Motor Corp.	2,502,841	0.5
39,887	Sysmex Corp.	2,853,526	0.6
19,800	T&D Holdings, Inc.	211,054	0.0
16,895	Terumo Corp.	608,148	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
32,519	Tokio Marine Holdings, Inc.	$1,765,172	0.3
15,100	Yamaha Corp.	771,412	0.2
		78,310,249	15.1

	Mexico: 0.1%
66,600	Arca Continental SAB de CV	377,137	0.1

	Netherlands: 2.9%
43,050 (2)	ABN AMRO Bank NV	749,308	0.1
19,598 (1)	AerCap Holdings NV	1,109,443	0.2
18,096	Airbus SE	2,657,661	0.5
31,506	ArcelorMittal SA	462,762	0.1
8,545	ASML Holding NV	2,398,053	0.5
40,977	ING Groep NV	444,897	0.1
10,264	Koninklijke DSM NV	1,249,190	0.2
31,365	Koninklijke Philips NV	1,436,441	0.3
10,289 (1)	Prosus NV	742,186	0.1
52,702	Royal Dutch Shell PLC - Class A	1,383,973	0.3
22,134	Unilever NV	1,291,572	0.3
12,191	Wolters Kluwer NV	916,054	0.2
		14,841,540	2.9

	New Zealand: 0.3%
26,614 (1)	Xero Ltd.	1,500,167	0.3

	Norway: 2.5%
179,799	DNB ASA	3,143,348	0.6
49,916	Equinor ASA	900,863	0.2
39,006	Mowi ASA	930,362	0.2
98,871	Norsk Hydro ASA	309,006	0.0
255,365	SpareBank 1 SR-Bank ASA	2,720,799	0.5
101,576	Sparebanken Vest	766,407	0.2
65,282	Telenor ASA	1,179,715	0.2
86,247	Yara International ASA	3,132,098	0.6
		13,082,598	2.5

	Philippines: 0.1%
320,790	Ayala Land, Inc.	261,122	0.1

	Portugal: 0.5%
27,912	Galp Energia SGPS SA	421,767	0.1
131,932	Jeronimo Martins SGPS SA	2,270,281	0.4
		2,692,048	0.5

	Russia: 0.3%
30,029 (1)	Yandex NV	1,345,599	0.3

	Singapore: 1.5%
75,980	DBS Group Holdings Ltd.	1,399,632	0.3
998,400	NetLink NBN Trust	738,959	0.1
306,536	United Overseas Bank Ltd.	5,717,549	1.1
		7,856,140	1.5

	South Africa: 0.5%
9,788	Naspers Ltd.	1,587,580	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa: (continued)
72,930	Sasol Ltd.	$1,158,571	0.2
		2,746,151	0.5

	South Korea: 4.2%
12,000	Hyundai Mobis Co. Ltd.	2,294,684	0.4
70,121	Kia Motors Corp.	2,385,014	0.5
25,100 (1)	KT&G Corp.	1,994,539	0.4
674	LG Household & Health Care Ltd.	704,951	0.1
208,100	LG Uplus Corp.	2,303,350	0.5
181,916	Samsung Electronics Co., Ltd.	8,428,718	1.6
55,800 (1)	Shinhan Financial Group Co., Ltd.	1,820,940	0.4
21,900	SK Hynix, Inc.	1,666,292	0.3
		21,598,488	4.2

	Spain: 2.2%
749,281	Banco Santander SA	2,952,847	0.6
51,931 (2)	Cellnex Telecom SA	2,582,806	0.5
474,455	CaixaBank SA	1,386,728	0.3
831(1)	Iberdrola S.A. - 1777596	9,097	0.0
142,506	Iberdrola S.A. - IBEE	1,559,212	0.3
81,337	Industria de Diseno Textil SA	2,735,134	0.5
920	Red Electrica Corp. SA	18,406	0.0
		11,244,230	2.2

	Sweden: 4.8%
61,262	Assa Abloy AB	1,454,133	0.3
20,242	Atlas Copco AB - A Shares	716,446	0.1
63,409	Atlas Copco AB - B Shares	1,970,968	0.4
97,124	Duni AB	1,325,670	0.2
71,535	Epiroc AB - A Shares	827,554	0.1
124,152	Epiroc AB - B Shares	1,403,129	0.3
55,651	Investor AB - B Shares	3,047,171	0.6
72,913	Loomis AB	2,640,286	0.5
98,188	Nibe Industrier AB	1,701,726	0.3
74,456	Sandvik AB	1,358,948	0.3
187,100	SKF AB - B Shares	3,424,796	0.7
13,228 (1)	Spotify Technology SA	1,869,116	0.4
322,206	Svenska Handelsbanken AB	3,156,720	0.6
		24,896,663	4.8

	Switzerland: 4.3%
71,003	ABB Ltd.	1,653,087	0.3
14,108 (1)	Alcon, Inc.	833,470	0.2
30,198	Cie Financiere Richemont SA	2,193,063	0.4
2,215	Lonza Group AG	909,678	0.2
37,752	Nestle SA	4,163,770	0.8
95,500	Novartis AG	9,021,710	1.7
3,734	PSP Swiss Property AG	564,607	0.1
11,063	Schindler Holding AG - Part Cert	2,857,634	0.6
3,521	u-blox Holding AG	316,934	0.0
		22,513,953	4.3

	Taiwan: 0.9%
37,997	MediaTek, Inc.	480,752	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
47,508	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$2,562,582	0.5
160,932	Taiwan Semiconductor Manufacturing Co., Ltd.	1,659,887	0.3
		4,703,221	0.9

	Thailand: 0.4%
708,700	Siam Commercial Bank PCL	2,210,817	0.4

	United Arab Emirates: 0.1%
53,747 (1),(2)	Network International Holdings PLC	430,241	0.1

	United Kingdom: 16.7%
61,231	Anglo American PLC	1,597,766	0.3
25,883 (1)	ASOS PLC	1,050,304	0.2
22,684	AstraZeneca PLC	2,219,119	0.4
349,066 (2)	Auto Trader Group PLC	2,575,680	0.5
401,685	Babcock International Group	3,123,138	0.6
90,584	Bellway PLC	4,766,698	0.9
18,628	Berkeley Group Holdings PLC	1,288,948	0.3
75,128	BHP Group PLC ADR	3,262,809	0.6
51,334	Burberry Group PLC	1,316,223	0.2
1,353,200	Cineworld Group PLC	3,158,498	0.6
76,627	Compass Group PLC	1,894,388	0.4
38,494	Derwent London PLC	2,085,638	0.4
36,625	Diageo PLC	1,448,265	0.3
10,956	Ferguson PLC	983,868	0.2
121,863	Hargreaves Lansdown PLC	2,766,229	0.5
102,550	HomeServe PLC	1,736,047	0.4
55,402	Howden Joinery Group PLC	502,601	0.1
194,136	Inchcape PLC	1,684,260	0.3
101,554	Informa PLC	1,037,373	0.2
53,042	Intertek Group PLC	4,024,719	0.8
187,318	John Wood Group PLC	927,203	0.2
44,743	Johnson Matthey PLC	1,534,060	0.3
186,142	Jupiter Fund Management PLC	944,415	0.2
14,205	Linde PLC	2,893,258	0.6
16,968	London Stock Exchange Group PLC	1,753,484	0.3
193,500	Mondi PLC	3,937,093	0.8
241,270	National Grid PLC	3,205,673	0.6
34,500	Next PLC	3,135,337	0.6
86,001	Prudential PLC	1,529,129	0.3
85,396	Relx PLC (GBP Exchange)	2,265,709	0.4
333,671	Rightmove PLC	2,891,770	0.5
38,206	Rio Tinto PLC	2,043,035	0.4
107,467	RSA Insurance Group PLC	779,701	0.1
490,603	Signature Aviation PLC	1,881,260	0.4
22,185	Smith & Nephew PLC	533,791	0.1
464,221	Standard Chartered PLC	3,860,200	0.7
1,657,580	Taylor Wimpey PLC	4,708,176	0.9
417,913	Tesco PLC	1,359,268	0.3
301,695 (1),(2)	Trainline PLC	1,877,125	0.4
15,118	Unilever PLC	901,808	0.2
71,860	Weir Group PLC	1,275,246	0.2
		86,759,312	16.7

	United States: 2.1%
7,438	Aon PLC	1,638,220	0.3
37,521 (1)	Bausch Health Cos, Inc.	1,029,201	0.2
1,300	Linde Public Ltd.	264,069	0.0
5,321 (1)	Mettler Toledo International, Inc.	4,028,955	0.8
59,233	Ovintiv, Inc.	922,914	0.2
58,066	Popular, Inc.	3,249,373	0.6
		11,132,732	2.1

	Total Common Stock
	(Cost $467,910,283)	509,381,096	98.2

PREFERRED STOCK: 0.8%
	China: 0.0%
2,046 (1),(3),(4)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	104,207	0.0

	Germany: 0.8%
9,379	Sartorius AG	2,182,630	0.4
10,776	Volkswagen AG	1,933,359	0.4
		4,115,989	0.8

	Total Preferred Stock
	(Cost $3,457,414)	4,220,196	0.8

	Total Long-Term Investments
	(Cost $471,367,697)	513,601,292	99.0

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
2,706,263 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%
	(Cost $2,706,263)	2,706,263	0.5

	Total Short-Term Investments
	(Cost $2,706,263)	2,706,263	0.5

	Total Investments in Securities (Cost $474,073,960)	$516,307,555	99.5
	Assets in Excess of Other Liabilities	2,678,564	0.5
	Net Assets	$518,986,119	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of January 31, 2020, the Fund held restricted securities with a fair value of $104,207 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of January 31, 2020.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	19.2%
Industrials	16.8
Consumer Discretionary	15.1
Communication Services	9.6
Information Technology	8.3
Materials	8.1
Health Care	7.8
Consumer Staples	7.6
Utilities	3.0
Energy	1.8
Real Estate	1.7
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$860,574	$–	$–	$860,574
Australia	–	6,262,647	–	6,262,647
Austria	–	2,283,967	–	2,283,967
Belgium	–	2,731,554	–	2,731,554
Brazil	8,388,028	–	–	8,388,028
Canada	21,352,208	–	–	21,352,208
China	13,476,522	17,919,235	–	31,395,757
Colombia	3,982,473	–	–	3,982,473
Denmark	–	3,881,540	–	3,881,540
Finland	5,769,577	2,013,907	–	7,783,484
France	–	45,025,672	–	45,025,672
Germany	–	36,761,017	–	36,761,017
Hong Kong	398,506	9,519,296	–	9,917,802
India	4,543,285	1,158,326	–	5,701,611
Indonesia	–	385,491	–	385,491
Ireland	5,456,030	2,890,794	–	8,346,824
Israel	584,626	1,061,521	–	1,646,147
Italy	–	4,171,892	–	4,171,892
Japan	–	78,310,249	–	78,310,249
Mexico	377,137	–	–	377,137
Netherlands	1,109,443	13,732,097	–	14,841,540
New Zealand	–	1,500,167	–	1,500,167
Norway	3,487,206	9,595,392	–	13,082,598
Philippines	–	261,122	–	261,122
Portugal	–	2,692,048	–	2,692,048
Russia	1,345,599	–	–	1,345,599
Singapore	738,959	7,117,181	–	7,856,140
South Africa	–	2,746,151	–	2,746,151
South Korea	–	21,598,488	–	21,598,488
Spain	–	11,244,230	–	11,244,230
Sweden	3,194,786	21,701,877	–	24,896,663
Switzerland	316,934	22,197,019	–	22,513,953
Taiwan	2,562,582	2,140,639	–	4,703,221
Thailand	–	2,210,817	–	2,210,817
United Arab Emirates	–	430,241	–	430,241
United Kingdom	21,620,380	65,138,932	–	86,759,312
United States	11,132,732	–	–	11,132,732

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Total Common Stock	110,697,587	398,683,509	–	509,381,096
Preferred Stock	$–	$4,115,989	$104,207	$4,220,196
Short-Term Investments	2,706,263	–	–	2,706,263
Total Investments, at fair value	$113,403,850	$402,799,498	$104,207	$516,307,555
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,763)	$–	$(1,763)
Total Liabilities	$–	$(1,763)	$–	$(1,763)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$56,114	$104,207
		$56,114	$104,207

At January 31, 2020, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 309,199	ZAR 4,624,774	Brown Brothers Harriman & Co.	02/05/20	$(1,763)
				$(1,763)

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $478,400,532.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,150,221
Gross Unrealized Depreciation	(22,219,605)
Net Unrealized Appreciation	$37,930,616